PIMCO Ultra Short Government Active Exchange-Traded Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PIMCO Ultra Short Government Active Exchange-Traded Fund | PIMCO Ultra Short Government Active Exchange-Traded Fund
Prospectus [Line Items]
Annual Return [Percent]	4.19%	5.29%